Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2018 - Additional Information (Detail) ¥ in Millions	Jan. 01, 2019 CNY (¥)
Disclosure of Expected Impact of Initial Application of New Standards or Interpretations [abstract]
Right of use assets	¥ 44,000
Lease liabilities	¥ 48,000